Taxation (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Components of income tax expense
Income tax expense (benefit) for the years ended December 31, 2019, 2018 and 2017 was as follows (in thousands of U.S. dollars):

	2019	2018	2017
Current income tax expense (benefit)
U.S.	$12,899	$(6,872)	$(10,031)
Non U.S.	64,069	33,887	76,425
Total current income tax expense	$76,968	$27,015	$66,394
Deferred income tax (benefit) expense
U.S.	$(25,850)	$(40,318)	$5,538
Non U.S.	4,268	3,256	(58,702)
Total deferred income tax (benefit)	$(21,582)	$(37,062)	$(53,164)
Unrecognized tax (benefit) expense
U.S.	$—	$—	$—
Non U.S.	(2,850)	1,113	(2,872)
Total unrecognized tax (benefit) expense	$(2,850)	$1,113	$(2,872)
Total income tax (benefit) expense
U.S.	$(12,951)	$(47,190)	$(4,493)
Non U.S.	65,487	38,256	14,851
Total income tax expense (benefit)	$52,536	$(8,934)	$10,358

Income before taxes attributable to domestic and foreign operations
Income (loss) before taxes attributable to the Company’s domestic and foreign operations and a reconciliation of the actual income tax rate to the amount computed by applying the effective tax rate of 0% under Bermuda (the Company’s domicile) law to income (loss) before taxes was as follows for the years ended December 31, 2019, 2018 and 2017 (in thousands of U.S. dollars):

	2019	2018	2017
Domestic (Bermuda)	$715,912	$33,759	$82,219
Foreign	273,372	(128,687)	192,160
Income (loss) before taxes	$989,284	$(94,928)	$274,379

Reconciliation of effective tax rate

Reconciliation of effective tax rate (% of income (loss) before taxes)
Expected tax rate	0.0%	0.0%	0.0%
Foreign taxes at local expected tax rates	6.5	14.3	11.4
Impact of foreign exchange gains or losses	(0.5)	(4.2)	(3.2)
Unrecognized tax benefit	0.2	(1.2)	(1.0)
Tax-exempt income and expenses not deductible	(0.6)	7.3	(5.2)
Foreign branch tax	(1.2)	(4.1)	(24.6)
Valuation allowance	0.7	(12.3)	24.8
Outside basis difference in subsidiary	—	6.7	—
Other	0.2	2.9	1.6
Actual tax rate	5.3%	9.4%	3.8%

Components of net tax assets and liabilities
The components of net tax assets and liabilities at December 31, 2019 and 2018 were as follows (in thousands of U.S. dollars):

	December 31, 2019	December 31, 2018
Net tax assets	$179,813	$157,690
Net tax liabilities	(135,966)	(101,525)
Net tax assets	$43,847	$56,165

	December 31, 2019	December 31, 2018
Net current tax assets	$65,000	$102,091
Net deferred tax liabilities	(15,464)	(37,183)
Net unrecognized tax benefit	(5,689)	(8,743)
Net tax assets	$43,847	$56,165

Significant components of net deferred tax assets and liabilities
Significant components of the net deferred tax assets and liabilities at December 31, 2019 and 2018 were as follows (in thousands of U.S. dollars):

	December 31, 2019	December 31, 2018
Deferred tax assets
Discounting of loss reserves and adjustment to life policy reserves	$15,924	$27,103
Foreign tax credit carryforwards	173,936	161,177
Tax loss carryforwards	80,523	49,721
Unearned premiums	37,226	26,071
Other deferred tax assets	50,738	47,877
	$358,347	$311,949
Valuation allowance	(186,907)	(189,090)
Deferred tax assets	$171,440	$122,859
Deferred tax liabilities
Deferred acquisition costs	$64,140	$45,558
Goodwill and other intangibles	61,773	65,114
Equalization reserves	6,416	16,606
Unrealized appreciation and timing differences on investments	26,752	5,012
Unrealized appreciation and timing differences on foreign exchange revaluations	18,830	21,117
Other deferred tax liabilities	8,993	6,635
Deferred tax liabilities	$186,904	$160,042
Net deferred tax liabilities	$(15,464)	$(37,183)

Total amount of unrecognized tax benefits
The total amount of unrecognized tax benefits for the years ended December 31, 2019, 2018 and 2017 was as follows (in thousands of U.S. dollars):

	January 1, 2019	Changes in tax positions taken during a prior year	Tax positions taken during the current year	Change as a result of a lapse of the statute of limitations	Impact of the change in foreign currency exchange rates	December 31, 2019
Unrecognized tax benefits that, if recognized, would impact the effective tax rate	$6,639	$(3,560)	$1,258	$—	$(152)	$4,185
Interest and penalties recognized on the above	2,104	(669)	121	—	(52)	1,504
Total unrecognized tax benefits, including interest and penalties	$8,743	$(4,229)	$1,379	$—	$(204)	$5,689

	January 1, 2018	Changes in tax positions taken during a prior year	Tax positions taken during the current year	Change as a result of a lapse of the statute of limitations	Impact of the change in foreign currency exchange rates	December 31, 2018
Unrecognized tax benefits that, if recognized, would impact the effective tax rate	$6,460	$73	$346	$—	$(240)	$6,639
Interest and penalties recognized on the above	1,481	691	—	—	(68)	2,104
Total unrecognized tax benefits, including interest and penalties	$7,941	$764	$346	$—	$(308)	$8,743

	January 1, 2017	Changes in tax positions taken during a prior year	Tax positions taken during the current year	Change as a result of a lapse of the statute of limitations	Impact of the change in foreign currency exchange rates	December 31, 2017
Unrecognized tax benefits that, if recognized, would impact the effective tax rate	$8,722	$281	$589	$(4,115)	$983	$6,460
Interest and penalties recognized on the above	968	900	6	(534)	141	1,481
Total unrecognized tax benefits, including interest and penalties	$9,690	$1,181	$595	$(4,649)	$1,124	$7,941